Loans and Financing - Summary of Loans and Financing (Detail) - USD ($) $ in Thousands				12 Months Ended
	Aug. 21, 2020	Jun. 20, 2020	Jun. 15, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	one year	four years	four years
Loans and financing				$ 4,448,000	$ 91,000	$ 3,647,600	$ 4,198,300
Borrowing effective interest rate	1.40%
Current portion				375,500	14,900
Non-current portion				$ 4,072,500	76,100
Project development [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate				TJLP - 1.00%
Borrowings contractual interest rate				1.00%
Effective interest rate				TJLP - 1.00%
Borrowing effective interest rate				1.00%
Export financing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing				$ 4,364,500	47,900
Export financing [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing				$ 83,500	43,100
2028 [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2028
Loans and financing				$ 3,289,000
2028 [member] | Bottom of range [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				5.05%
Borrowing effective interest rate				5.05%
2028 [member] | Top of range [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				6.95%
Borrowing effective interest rate				7.42%
2030 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2030
Loans and financing				$ 225,200
2030 [member] | Bottom of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				3.07%
Borrowing effective interest rate				3.11%
2030 [member] | Top of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				4.50%
Borrowing effective interest rate				4.50%
2021 [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate				0.00%
2021 [member] | Working capital [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate				Libor 1M + 1.55%
Effective interest rate				Libor 1M + 1.55%
2021 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2021
Loans and financing				$ 14,100
2021 [member] | Working capital one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				0.00%
2021 [member] | Working capital one [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				1.55%
Borrowing effective interest rate				1.55%
2021 [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2021
Loans and financing				$ 96,000
2022 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate				IPCA + 10.00%
Borrowings contractual interest rate				10.00%
Effective interest rate				IPCA + 10.00%
Borrowing effective interest rate				10.00%
2022 [member] | Guaranteed Notes [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2022
Loans and financing				$ 2,100
2022 [member] | Working capital one [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate				Libor 3M + 4.50%
Effective interest rate				Libor 3M + 4.50%
2022 [member] | Working capital two [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				4.50%
Borrowing effective interest rate				4.50%
2022 [member] | Working capital two [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2022
Loans and financing				$ 94,100
2022 [member] | Export financing [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate				CDI + 3.60%
Borrowings contractual interest rate				3.60%
Effective interest rate				CDI + 3.60%
Borrowing effective interest rate				3.60%
2022 [member] | Export financing [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2022
Loans and financing				$ 52,500
2027 [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				2.88%
Borrowing effective interest rate				2.88%
2027 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2027
Loans and financing				$ 100,800
2027 [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2027
Loans and financing				$ 22,300
2027 [member] | Working capital two [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				0.00%
Borrowing effective interest rate				0.00%
2027 [member] | Working capital two [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate				Libor 6M + 2.88%
Effective interest rate				Libor 6M + 2.88%
2027 [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate				IPCA + 5.92%
Borrowings contractual interest rate				5.92%
Effective interest rate				IPCA + 5.92%
Borrowing effective interest rate				5.92%
2027 [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2027
Loans and financing				$ 600
2024 [member] | Working capital one [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2024
Loans and financing				$ 2,400
2024 [member] | Export financing [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate				Libor 3 M and 6 M +1.76% to 5.13%
Effective interest rate				Libor 3 M and 6 M +1.76% to 6.33%
2024 [member] | Export financing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2024
Loans and financing				$ 472,100
2024 [member] | Bottom of range [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				1.76%
Borrowing effective interest rate				1.76%
2024 [member] | Bottom of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				7.96%
Borrowing effective interest rate				7.96%
2024 [member] | Top of range [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				5.13%
Borrowing effective interest rate				6.33%
2024 [member] | Top of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				17.32%
Borrowing effective interest rate				17.32%
2037 [member] | Finance leasing [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				2.44%
Effective interest rate				SIFMA Libor 1M + 2.44%
2037 [member] | Export financing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2037
2037 [member] | Property, plant and equipment [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate				SIFMA Libor 1M + 2.44% aa
2037 [member] | Property, plant and equipment [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing				$ 50,900
2023 [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate				CDI + 0.42%
Borrowings contractual interest rate				0.42%
Effective interest rate				CDI + 0.42%
Borrowing effective interest rate				0.42%
2023 [member] | Working capital [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2023
Loans and financing				$ 600
2023 [member] | Working capital one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate				IPCA + 0.89% to 2.98%
2023 [member] | Working capital two [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate				IPCA + 0.89% to 2.98%
2023 [member] | Working capital two [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2023
Loans and financing				$ 800
2023 [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				3.50%
Borrowing effective interest rate				3.50%
2023 [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity				2023
Loans and financing				$ 24,500	43,100
2023 [member] | Bottom of range [member] | Working capital two [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				0.89%
2023 [member] | Top of range [member] | Working capital two [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate				2.98%
2037 [member] | Property, plant and equipment [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing					$ 47,900